JOHN HANCOCK INVESTMENT TRUST
200 Berkeley Street
Boston, MA 02116
February 28, 2025
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:
John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Balanced Fund,
John Hancock Disciplined Value International Fund,
John Hancock Diversified Macro Fund,
John Hancock Emerging Markets Equity Fund,
John Hancock ESG International Equity Fund,
John Hancock ESG Large Cap Core Fund,
John Hancock Fundamental Large Cap Core Fund,
John Hancock Global Environmental Opportunities Fund,
John Hancock Global Thematic Opportunities Fund,
John Hancock Infrastructure Fund,
John Hancock International Dynamic Growth Fund,
John Hancock Seaport Long/Short Fund, and
John Hancock Small Cap Core Fund (collectively, the “Funds”)
File Nos. 002-10156; 811-00560
CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated March 1, 2025, contained in Post-Effective Amendment No. 230 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 182 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 26, 2025 via EDGAR, accession number 0001193125-25-036712.
If you have any questions or comments, please call me at 617-663-3679.
Sincerely,
/s/ Mara Moldwin
Mara Moldwin Assistant Secretary of the Trust